CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	Rp 143,902	$ 10,097	Rp 133,610	Rp 135,372
Cash receipts from tax refund	3,768	264	4,687	1,446
Cash receipt from finance income	564	40	806	1,093
Cash payments for expenses	(44,811)	(3,144)	(40,533)	(47,499)
Cash payments to employees	(13,262)	(931)	(11,057)	(11,370)
Cash payments for corporate and final income taxes	(9,679)	(679)	(11,452)	(10,348)
Cash payments for short-term and low-value lease assets	(5,308)	(372)	(3,731)	(5,359)
Cash payments for finance costs	(4,426)	(311)	(4,768)	(4,358)
Cash payments for value added taxes - net	(2,084)	(146)	(2,593)	(861)
Cash receipts from (payments for) others - net	(311)	(21)	348	850
Net cash provided by operating activities	68,353	4,797	65,317	58,966
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from (placement in) other current financial assets - net	807	57	(796)	1,147
Proceeds from sale of property and equipment	756	53	236	1,496
Proceeds from insurance claims	133	9	234	197
Dividends received from associated company			5	11
Purchases of property and equipment	(29,923)	(2,099)	(29,403)	(35,302)
Additional of long-term investment in financial instrument	(6,358)	(446)	(2,809)	(144)
Purchases of intangible assets	(2,845)	(200)	(2,538)	(2,008)
Additional contribution on long-term investments in associated companies	(42)	(3)	(28)	(588)
Proceeds from divestment of subsidiary				395
Acquisition of businesses net of acquired cash				(1,166)
Increase (decrease) in advance and other assets - net	(442)	(31)		87
Net cash used in investing activities	(37,914)	(2,660)	(35,099)	(35,875)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	46,612	3,270	24,469	26,524
Proceeds from initial public offering of subsidiary	18,463	1,295
Repayments of loans and other borrowings	(43,740)	(3,069)	(24,380)	(18,176)
Cash dividends paid to the Company's stockholders	(16,643)	(1,168)	(15,262)	(16,229)
Cash dividends paid to non-controlling interests of subsidiaries	(13,242)	(929)	(7,778)	(9,618)
Repayment of principal portion of lease liabilities	(4,225)	(296)	(4,959)	(4,735)
Capital contribution from non-controling interests of subsidiaries				59
Net cash used in financing activities	(12,775)	(897)	(27,910)	(22,175)
NET INCREASE IN CASH AND CASH EQUIVALENTS	17,664	1,240	2,308	916
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	59	3	40	(109)
ALLOWANCE FOR EXPECTED CREDIT LOSSES	(1)	0	0	(1)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	20,589	1,445	18,241
CASH AND CASH EQUIVALENTS AT END OF YEAR	Rp 38,311	$ 2,688	Rp 20,589	Rp 18,241